Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Equity [Abstract]
Equity

Note 8. Equity

Preferred Stock

On September 22, 2011, the Company's stockholders approved an amendment to the Company's Amended and Restated Articles of Incorporation to authorize a class of undesignated or "blank check" preferred stock, which had previously been approved by the Company's Board of Directors on July 19, 2011, consisting of 2,500,000 shares at $0.001 par value per share. Shares of preferred stock may be issued in one or more series, with such rights, preferences, privileges and restrictions as shall be fixed by the Company's Board of Directors.

Common Stock

During April 2011, the Company issued 36,090 shares of common stock upon the cashless exercise of warrants at an average exercise price of $0.77 per share.

During nine months ended December 31, 2011 the Company issued 742,380 shares of common stock upon the exercise of warrants at an exercise price of $0.77 per share for a total of $571,633 of cash proceeds.

Warrants and Options

During December 2011, the Company issued a warrant to purchase 155,844 shares of the Company's common stock at an exercise price of $0.77 per share and a five year life to a consultant for services to be rendered over two years. The Company recognized $3,947 in expense related to this warrant for the three and nine months ended December 31, 2011.

During July 2011, the Company issued a warrant to purchase 10,000 shares of the Company's common stock at an exercise price of $1.20 per share and a five year life to a consultant for services to be rendered within one year. The Company recognized $0 and $8,297 in expense related to this warrant for the three and nine months ended December 31, 2011, respectively.

During April 2011, the Company issued a warrant to purchase 2,500 shares of the Company's common stock at an exercise price of $1.38 per share and a five year life to a consultant for services to be rendered over three years. The Company recognized $280 and $689 in expense related to this warrant for the three and nine months ended December 31, 2011, respectively.

On March 7, 2011, the Company entered into an Advisory Services Agreement with Marc Grossman M.D. to provide strategic business advice for which he was issued a fully-vested warrant to purchase 200,000 shares of the Company's common stock at an exercise price of $0.77 per share, in addition to a fee of $125,000. The fair value of this warrant was $302,769 as calculated using Black-Scholes and was recorded as an other current asset. For the three and nine months ended December 31, 2011, the Company recognized $75,693 and $227,078, respectively, in expense related to this warrant and is included in selling, general and administrative in the accompanying condensed consolidated statements of operations. As of December 31, 2011 and March 31, 2011 the remaining amount of $50,460 and $277,538, respectively, is included in other current assets in the accompanying condensed consolidated balance sheets.

On May 10, 2010, the Company issued warrants to purchase an aggregate of 40,000 shares of the Company's common stock at an exercise price of $1.89 per share and a five year life to a consultant for services rendered through June 2011. The warrants vested as to 20,000 shares of common stock upon issuance with a fair value of $36,090 and as to 20,000 shares of common stock upon attainment of certain deliverables and were valued accordingly at each interim reporting date until the deliverables were completed on June 8, 2011. Upon completion of the deliverable, the fair value was $12,937 which resulted in the Company reversing $6,666 in expense previously recorded. The Company recognized an aggregate of $1,492 and $43,989 in expense related to these warrants for the three and nine months ended December 31, 2010, respectively.

Stock-based Compensation Plan Descriptions

The Company maintains three stock incentive plans, the 2002 Stock Incentive Plan (the "2002 Plan"), the 2009 Stock Incentive Plan (the "2009 Plan") and the 2011 Stock Incentive Plan (the "2011 Plan"). The 2002 Plan provides for grants of incentive stock options and nonqualified options to employees, directors and consultants of the Company to purchase the Company's shares at the fair value, as determined by management and the board of directors, of such shares on the grant date. The options are subject to various vesting conditions and generally vest over a three-year period beginning on the grant date and have seven to ten-year term. The 2002 Plan also provides for the granting of restricted shares of common stock subject to vesting requirements. The Company is authorized to issue up to 500,000 shares under this plan and has no shares available for future issuances as of December 31, 2011.

On October 9, 2009, the Company's stockholders approved and adopted the 2009 Plan, which had previously been approved by the Company's Board of Directors on August 31, 2009. The 2009 Plan provides for the grant of incentive stock options, nonqualified stock options, restricted stock rights, restricted stock, performance share units, performance shares, performance cash awards, stock appreciation rights, and stock grant awards (collectively, "Awards") to employees, officers, non-employee directors, consultants and independent contractors of the Company. The 2009 Plan also permits the grant of awards that qualify for the "performance-based compensation" exception to the $1,000,000 limitation on the deduction of compensation imposed by Section 162(m) of the Internal Revenue Code. A total of 1,200,000 shares of the Company's common stock are authorized for the granting of Awards under the 2009 Plan. The number of shares available for future Awards, as well as the terms of outstanding Awards, is subject to adjustment as provided in the 2009 Plan for stock splits, stock dividends, recapitalizations and other similar events. Awards may be granted under the 2009 Plan until the sooner of October 9, 2019 or until all shares available for Awards under the 2009 Plan have been purchased or acquired. The Company is authorized to issue up to 1,200,000 shares under this plan and as of December 31, 2011, the Company has 4,741 shares available for future Awards under the 2009 Plan.

On September 22, 2011, the Company's stockholders approved and adopted the 2011 Plan, which had previously been approved by the Company's Board of Directors on July 19, 2011. The 2011 Plan provides for the grant of Awards to employees, officers, non-employee directors and consultants of the Company. The Company's Compensation Committee has the authority to determine the type of Award as well as the amount, terms and conditions of each Award under the 2011 Plan, subject to the limitations and other provisions of the 2011 Plan. A total of 2,300,000 shares of the Company's common stock are authorized for the granting of Awards under the 2011 Plan. The number of shares available for Awards, as well as the terms of outstanding Awards, is subject to adjustment as provided in the 2011 Plan for stock splits, stock dividends, recapitalizations and other similar events. Awards may be granted under the 2011 Plan until September 21, 2021 or until all shares available for Awards under the 2011 Plan have been purchased or acquired unless the stockholders of the Company vote to approve an extension of the 2011 Plan prior to such expiration date. As of December 31, 2011, the Company has 2,293,527 shares available for future Awards under the 2011 Plan.

In addition to the stock options issued pursuant to the Company's three stock incentive plans, the Company has granted warrants to employees, officers, non-employee directors, consultants and independent contractors. The warrants are generally not subject to vesting requirements and have ten-year terms.

Summary of Assumptions and Activity

The Company uses Black-Scholes to recognize the value of stock-based compensation expense for all share-based payment awards. Determining the appropriate fair-value model and calculating the fair value of stock-based awards at the grant date requires considerable judgment, including estimating stock price volatility, expected option life and forfeiture rates. The Company develops estimates based on historical data and market information, which can change significantly over time. The Company used the following assumptions for stock options granted during the nine months ended December 31, 2011 and 2010:

	For the Nine Months Ended December 31, 2011	For the Nine Months Ended December 31, 2010
Stock options and warrants:
Expected term (in years)	5.91 to 7.44	3.50 to 6.48
Expected volatility	164% to 173%	142% to 179%
Risk free interest rate	1.15% to 2.87%	0.77% to 3.32%
Expected dividend	N/A	N/A

A summary of employee and director options and warrant activity for the nine month period ended December 31, 2011 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Yrs)	Aggregate Intrinsic Value
Outstanding at March 31, 2011	1,525,896	$2.65
Granted	450,000	1.27
Exercised	—	—
Forfeited	(20,408)	2.86

Outstanding at December 31, 2011	1,955,488	$2.33	$7.53	$24,591

Exercisable at December 31, 2011	1,248,613	$3.03	$6.62	$19,078

For the nine months ended December 31, 2011 and 2010, the following represents the Company's weighted average fair value of options and warrants granted:

Period Ended:	Granted	Weighted Average Fair Value of Options and Warrants
December 31, 2011	450,000	$1.24
December 31, 2010	1,296,832	$0.69

There were options to purchase 15,000 and 450,000 shares of common stock granted to employees and no warrants issued during the three and nine months ended December 31, 2011. There were no warrants and stock options granted to employees and directors during the three months ended December 31, 2010. There were options to purchase an aggregate of 1,296,832 shares of common stock were granted to employees and directors and no warrants issued during the nine months ended December 31, 2010. In connection with the options granted and the vesting of prior options and warrants issued, during the three and nine months ended December 31, 2011 and 2010, the Company recorded total charges of $77,521 and $294,636 and $50,379 and $347,326, respectively, which have been included in selling, general and administrative expenses in the accompanying unaudited condensed consolidated statements of operations. The Company issues new shares from its authorized shares upon exercise of warrants or options.

As of December 31, 2011, there was $645,861 of total unrecognized compensation cost related to non-vested stock options and warrants which is expected to be recognized over a remaining weighted average vesting period of 2.55 years.

There were no exercises of options during the three and nine months ended December 31, 2011 and 2010.

Note 10. Stockholders' Equity

Common Stock

The Company's authorized capital consists of 250,000,000 shares of common stock, $0.001 par value per share. On February 5, 2010, the Company filed a Certificate of Amendment to Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada to effect a 10-to-1 reverse stock split of the Company's issued and outstanding shares of common stock. As of March 31, 2011 and 2010, 27,504,583 and 8,136,619 shares of common stock were issued and outstanding, respectively.

Fiscal Year 2010 Activity

In May 2009, $713,000 of the October 2007 Debentures was converted by the note holders. Using the conversion rate of $5.10 per share per the terms of the Debenture, 139,804 shares of registered common stock were issued to the investors.

On September 28, 2009, the Company issued 2,353 shares of common stock, in lieu of $12,000 in fees paid for services performed by Carpe DM, Inc., which were issued at a value of $5.10 per share.

In July 2009, the Company engaged an agent to solicit the holders of certain warrants to exercise their rights to purchase shares of the Company's common stock. Pursuant to the terms of the engagement, the Company agreed to pay the agent compensation of 5% of the gross proceeds totaling $76,632, which is included equity and netted against the gross proceeds in the accompanying consolidated balance sheet at March 31, 2010. In addition, the Company issued to the agent a warrant to purchase a number of shares of the Company's common stock equal to 5% of the number of shares issued in the exercise of the warrants, or a total of 23,952 warrants with a fair value of $98,256 or $4.10 per share. The warrant has an exercise price of $5.10 and will permit the agent or its designees to purchase shares of common stock on or prior to October 1, 2014. The fair value of warrants has been recorded as an offset to additional paid-in capital on the accompanying consolidated balance sheets. During the year ended March 31, 2010, the Company issued 479,033 shares of its common stock for gross cash proceeds of $1,437,100 from the exercise of warrants which resulted from the solicitation.

During July 2009, the Company entered into the July Agreement with the holders of the Company's Debentures (see Note 8). Pursuant to the terms of the July Agreement, the Holders (i) consented to the Company's issuance of convertible notes and warrants in connection with the Bridge Financing of up to $1,500,000 which commenced in March 2009, and (ii) waived, as it relates to the Bridge Financing, a covenant contained in the Debentures not to incur any further indebtedness, except as otherwise permitted by the Debentures. This Bridge Financing is more particularly described in Note 8 above under the caption "Private Placement Debentures." In addition, in connection with the July Agreement, the Company and Holders confirmed that (i) the exercise price of the warrants issued to the Holders in connection with their purchase of the Debentures had been reduced, pursuant to the terms of the warrants, to $5.10 as a result of the Bridge Financing, and (ii) as a result of the foregoing decrease in the exercise price, pursuant to the terms of the warrants, the number of shares underlying the warrants held by Holders of the Debentures had been proportionally increased by 404,350 pursuant to the terms of the warrant agreements (see Note 8).

In August 2009, the Company issued warrants to purchase 600 shares of common stock in lieu of payment to Gary C. Cannon, who then served as Corporate Legal Counsel for the Company and as a member of the Advisory Board, to purchase shares of the Company's common stock at an exercise price of $5.10 per share with a five year term. The exercise prices of these warrants are greater than or equal to the stock price of the Company's shares as of the date of grant. The fair market value of the warrants based on Black-Scholes of $2,799 was recorded as consulting and compensation expense and included in selling, general and administrative expenses during the year ended March 31, 2010. In July 2009, Mr. Cannon was given a 30 day notice of his termination as general legal counsel and advisor to the Company. During November 2009, the Company issued 4,314 shares of common stock to Mr. Cannon in lieu of payment for services for a total expense of $22,000 which has been included in selling, general and administrative expenses.

Effective September 1, 2009, in connection with the September Amendment with the holders of the Debentures, the exercise price of the Debenture Warrants was reduced to $4.50 per share which resulted in a proportionate increase in the number of shares that may be purchased upon the exercise of such warrants of 359,423 shares (see Note 8).

In September 2009, $100,000 of the October 2007 Debentures was converted by the note holder. Using the conversion rate of $4.50 per share per the terms of the Debentures, 22,222 share of registered common stock were issued to the investor.

On October 30, 2009, the Company issued 5,881 shares of common stock, in lieu of fees paid for services performed by the Board of Directors. These shares were issued at a value of $4.30 per share, for a total value of $25,288.

During October and November 2009, the holders of the October 2007 Debentures converted $370,000 principal into 82,222 shares of the Company's common stock at a conversion price of $4.50 per share per the terms of the Debentures (See Note 8).

During January, 2010, the holders of the October 2007 Debentures converted $200,000 principal into 44,444 shares of the Company's common stock at a conversion price of $4.50 per share per the terms of the Debentures (see Note 8).

On February 19, 2010, we entered into the 2010 Amendment with the holders of our Debentures (see Note 8). Pursuant to the 2010 Amendment, the holders each converted $1,357,215 in principal amount of the outstanding principal balance of such holder's debenture in exchange for a number of shares of common stock determined by dividing such principal amount by the unit offering price. Based on the public offering price of $3.00 per unit, each holder received a total of 452,405 shares of common stock upon conversion. The conversion price of the remaining outstanding balance of each debenture was reset to $3.00 based on the Company's public offering price. As a result of the conversion of an aggregate of $2,714,430 outstanding principal, the Company reclassified a portion of the derivative liability related to the conversion feature of the Debentures of $1,450,605 to additional paid-in capital. In addition, pursuant to the 2010 Amendment, certain anti-dilution provisions contained in the debentures and warrants held by the debenture holders were terminated along with the right to maintain a fully-diluted ownership of our common stock equal to 34.5%, which resulted in the reclassification of $9,009,329 of derivative liability related to the embedded conversion features and warrants to additional paid-in capital. Pursuant to the terms of the 2010 Amendment, the exercise price of the warrants currently held by the debenture holders was reset to equal the exercise price of the warrants included as part of the units sold in the Company's public offering (110% of the unit offering price or $3.30 per share) and the exercise period was extended to January 1, 2015.

On February 25, 2010 the Company completed a public offering of units consisting of 1,666,667 shares of the Company's common stock and 1,666,667 warrants to purchase one share of the Company's common stock for gross proceeds of $5,000,001 and net cash proceeds of approximately $3,742,097. Each unit consisting of one share, together with one warrant to purchase one share, was priced at $3.00. The warrants issued as part of the offering have an exercise price of $3.30 and a term of 5 years. In addition, the Company issued a warrant to purchase 83,333 shares of the Company's common stock to the underwriter's representative at an exercise price of $3.75 with a 5 year term and have a fair value of $199,043 based on Black-Scholes. Pursuant to the offering, the Company issued to an investment banker warrants to purchase 17,500 shares of the Company's common stock with a fair value of $41,939, which represented 7% of the warrants issued to the holders of the Company's Debentures participating in the public offering, at an exercise price of $3.30 per share and a 5 year term.

During the year ended March 31, 2010, the Company issued to the purchasers of the Private Placement Debentures warrants to purchase an aggregate of 51,824 shares of common stock at an initial exercise price of $5.10. In February 2010, immediately prior to the Company's public offering, the holders of the Private Placement Debentures converted the aggregate principal balance of $1,381,500 and accrued interest of $78,701 into 519,186 shares of the Company's common stock at a conversion price of $2.81 in prepayment of all amounts due. As a result of the conversion of all outstanding amounts, the Company reclassified the derivative liability for the embedded conversion feature of $273,465 to additional paid-in capital. In addition, pursuant to the anti-dilution provisions contained in the Private Placement Warrant agreements, the exercise price of the Private Placement Warrants was reset from $5.10 per share to $2.81 per share (see Notes 8 and 9).

On March 23, 2010, the Company issued warrants to purchase 15,000 shares of the Company's common stock with a fair value of $27,426 to an agent for continued shareholder support at an exercise price of $1.91 per share. The warrants were recorded in equity with a corresponding charge to general and administrative expense.

During the year ended March 31, 2010, the Company issued 20,000 warrants to purchase shares of the Company's common stock to various placement agents. The warrants were issued in April 2009 with a fair value of $87,448 and an exercise price of $5.10 and were classified as derivative liabilities. The exercise price of these warrants was reset to $3.30 per share from $5.10 per share on February 25, 2010 pursuant to the anti-dilution provisions contained in the warrant agreements, and an additional 10,909 warrant shares were issued for an aggregate total of 30,909 warrants (see Note 9).

During the year ended March 31, 2010, the Company modified the terms of 54,676 warrants to purchase shares of the Company's common stock which were previously issued to various placement agents and currently classified as derivative liabilities. In April 2009, the exercise price of the warrants was reduced from $8.40 per share to $6.00 per share and the expiration date was extended to 5 years from the date of modification. On February 25, 2010, the exercise price of the warrants was reduced from $6.00 per share to $3.30 per share pursuant to the anti-dilution provisions contained in the warrant agreements and an additional 44,735 warrant shares were issued, for an aggregate total of 99,411 warrant shares. See Note 9 for a discussion of the accounting impact.

During the year ended March 31, 2010, the Company issued 4,719 shares of common stock upon the cashless exercise of a total of 11,640 warrants at an average exercise price of $2.80 per share and 11,034 shares of common stock upon the cashless exercise of a total of 11,900 options at an average exercise price of $0.40 per share.

During the year ended March 31, 2010, the Company issued 20,942 shares of common stock the resale of which was registered pursuant to Form S-8 in lieu of fees paid for services performed by consultants. On April 13, 2009 and June 11, 2009, the Company filed the related Forms S-8 with the SEC. These shares were issued at a value of $5.10 per share with a total value of $106,806 which has been included in selling, general and administrative expenses for the year ended March 31, 2010.

During the year ended March 31, 2010, the Company converted interest payments due on the Debentures totaling $171,253 into 42,814 shares of common stock using the conversion rate of $4.00 per share.

During the year ended March 31, 2010, a total of 21,000 warrants and 190,553 stock options with a weighted average fair value of $3.53 per share were granted to employees and directors (see Note 11).

During the year ended March 31, 2010, the Company issued 16,253 warrants with a fair value of $63,396 or $3.90 per share for commissions due in connection with the Company's Private Placement Debentures (see Note 8).

Fiscal Year 2011 Activity

In April 2010, the Company issued 13,636 shares of unrestricted common stock in lieu of fees paid to various consultants for services incurred in fiscal year 2010 pursuant to the Company's Form S-8 filed on April 27, 2010. These shares were issued at a value of $1.76 per share for a total cost of $23,999 which is included in accounts payable and accrued expenses and selling, general and administrative expense as of and for the year ended March 31, 2010 in the accompanying consolidated financial statements.

In May 2010, the Company granted 40,000 warrants to a consultant to purchase shares of the Company's common stock with an exercise price of $1.89. Of the 40,000 warrants, 20,000 warrants with a fair value of $36,030 vested upon issuance and is included in selling, general and administrative expenses in the accompanying consolidated statements of operations. The remaining 20,000 shares vest upon completion of certain key milestones (see Note 12).

During August 2010, the Company closed its first round of a private placement financing to institutional and accredited investors resulting in the issuance of units consisting of 4,699,550 shares of common stock and warrants to purchase 4,699,550 shares of common stock at an exercise price of $0.77 per share, for gross cash proceeds of $3,289,701 and net cash proceeds of $2,990,953. Each unit consisting of one share of common stock, together with one warrant to purchase one share of common stock, was priced at $0.70. Certain investors that had invested in the Company's public offering that was completed on February 25, 2010 were issued additional warrants with the same terms to purchase an aggregate of 448,333 shares of common stock in connection with this private placement. The fair market value of the warrants issued to prior investors of $307,794 was based on Black-Scholes and recorded to additional paid-in capital and offset against the proceeds of the financing with no net effect on equity. In connection with the closing of this first round of financing, the Company paid a 7% fee to the placement agents of $230,279 and issued warrants to purchase 657,940 shares of the Company's common stock, at an exercise price of $0.77, which are immediately exercisable and have a term of five years. The fair market value of the warrants issued to the placement agents of $449,938 was based on Black-Scholes and was recorded to additional paid-in capital and offset against the proceeds of the financing with no net effect on equity. The Company incurred additional legal and accounting fees of $36,207 in connection with the first round of financing.

During September 2010, the Company received a $29,067 credit for financing fees which were reclassed to additional paid-in capital during the year ended March 31, 2010, and offset against the proceeds related to the February 2010 public offering.

On October 14, 2010, the Company closed on its second round of a private placement financing of its securities to certain institutional and accredited investors that commenced in August 2010. In connection with the second closing of the private placement financing, the Company received aggregate gross proceeds of $583,001 and net cash proceeds of $416,726. The investors purchased an aggregate of 832,868 units priced at $0.70 per unit, with each unit consisting of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $0.77 per share. The warrants are immediately exercisable and have a term of five years. In connection with this second round of financing, the Company paid a 7% fee to the placement agents of $40,811 and issued a warrant to purchase 116,602 shares of Common Stock at an exercise price of $0.77 per share, which are immediately exercisable and have a term of five years. The fair market value of the warrants issued to the placement agents of $85,719 was based on Black-Scholes and was recorded to additional paid-in capital and offset against the proceeds of the financing with no net effect on equity. The Company incurred additional legal and accounting fees of $122,964 in connection with the second round of financing.

Pursuant to the Registration Rights Agreement, on October 19, 2010, the Company filed a registration statement on Form S-1 with the Securities and Exchange Commission ("SEC") registering the resale of the 12,287,711 shares of common stock issued to the investors that participated in both the first closing of the private placement during August 2010 and the second closing of the private placement during October 2010, and the shares of common stock underlying the warrants issued to the investors and placement agents in both closings. The registration statement was declared effective by the SEC on December 29, 2010.

During January 2011, the holders of the October 2007 Debentures converted $200,000 principal into 66,666 shares of the Company's common stock at a conversion price of $3.00 per share per the terms of the Debentures (see Note 8).

On February 4, 2011, the Company consummated the first closing of a private placement to accredited investors resulting in the issuance of units consisting of 6,335,318 shares of common stock and warrants to purchase 6,335,318 shares of common stock at an exercise price of $0.77, for gross cash proceeds of $4,434,722. On February 14, 2011, the Company completed the second closing of this same private placement resulting in the issuance of units consisting of 7,026,771 shares of common stock and warrants to purchase 7,026,771 shares of common stock at an exercise price of $0.77, for gross cash proceeds of $4,918,740. In both closings, each unit consisting of one share, together with one warrant to purchase one share, was priced at $0.70 for aggregate gross proceeds of $9,353,462. Aggregate net proceeds which reflect placement agent fees, legal and accounting fees were $8,041,880. In addition, as part of the compensation to the selling agents, warrants to purchase 2,393,826 shares of common stock were issued to the agents. The warrants issued to the investors and selling agents are immediately exercisable and have a term of five years. The fair market value of the warrants issued to the placement agents of $2,153,397 was based on Black-Scholes and was recorded to additional paid-in capital and offset against the proceeds of the financing with no net effect on equity. The Company was obligated to file a registration statement with the SEC registering the resale of the shares of common stock issued to the investors and the shares of common stock underlying the warrants issued to the investors within ninety (90) days following the close of the transaction.

On March 4, 2011, the Company granted a warrant to a related party (see Note 7) to purchase 200,000 shares of common stock with an exercise price of $0.77 valued at $302,769 as calculated using Black Scholes. The assumptions used under Black-Scholes included: a risk free rate of 2.17%; volatility of 179%; a term of 5.01 years; and no annual dividend rate. The warrant was issued pursuant to a one year consulting agreement and vested upon issuance. The Company recorded $277,538 as an other current asset and recognized $25,231 in selling, general and administrative expense for the year ended March 31, 2011 in the accompanying consolidated financial statements.

Pursuant to the Registration Rights Agreement, on April 22, 2011, the Company filed a registration statement on Form S-1 with the SEC registering the resale of 40,943,178 shares of common stock issued to the investors that participated in the February 2011 private placement, the private placement which occurred during August 2010 and October 2010, the shares of common stock underlying the warrants issued to the investors and placement agents in both private placements and the underlying shares of common stock which will be issued upon exercise of the publicly traded warrants that were issued as part of the public offering of units the occurred in February 2010.

During the year ended March 31, 2011, the Company issued 36,371 warrants to purchase shares of the Company's common stock to various placement agents pursuant to the anti-dilution provisions contained in their original warrant agreements (see Note 9). The anti-dilution provisions were triggered as a result of the Company's private placements which occurred in August 2010 and February 2011. An aggregate of 166,691 placement agent warrants were classified as derivative liabilities at March 31, 2011, and had a fair value of $156,497 and an exercise price of $2.58 (reduced from an exercise price of $3.30 at March 31, 2010).

During the year ended March 31, 2011, the Company reclassified $128,276 of derivative liability related to the Private Placement Warrants to additional paid-in capital (see Note 9).

During the year ended March 31, 2011, the Company issued 274,500 shares of common stock upon the exercise of warrants at an exercise price of $0.77 per share and 4,594 shares of common stock upon the exercise of options at an exercise price of $0.40 per share.

During the year ended March 31, 2011, the Company issued 114,061 shares of common stock upon the cashless exercise of a total of 209,525 warrants at an exercise price of $0.77 per share.

During the year ended March 31, 2011, stock options to purchase a total of 1,296,832 shares of the Company's common stock with a weighted average value of $0.69 per share were granted to employees and directors. Included in this amount were stock options to purchase 362,232 shares of the Company's common stock issued to the Company's Chief Executive Officer in lieu of a cash bonus for fiscal year 2010. As of and for the year ended March 31, 2010, this bonus was included in accrued compensation and related expenses and selling, general and administrative expenses in the accompanying consolidated financial statements (see Note 11).

Warrants Outstanding:

A summary of the Company's warrant activity (other than those warrants issued to the Company's employees, officers, directors and related consultants presented in the Stock Compensation Plan Section below) and related information during the 2011 fiscal year follows:

	Number of Shares	Weighted- Average Exercise Price	Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at April 1, 2010	5,227,677	$3.43		$
Granted	22,787,582	$0.78
Exercised	(388,561)	$0.77			279,953
Forfeited	(95,464)	$0.77
Expired	(21,420)	$6.99

Outstanding at March 31, 2011	27,509,814	$1.27	4.55		$14,003,125

Exercisable	27,489,814	$1.27	4.54		$14,003,125

At March 31, 2010 the number of unvested warrants was 20,000. The following summary information reflects outstanding warrants to purchase shares of the Company's common stock as of March 31, 2011 and other related details:

	Warrants Outstanding
Year of Grant (as of March 31)	Exercise Price	Number Outstanding	Remaining Contractual Life (Years)
2008	$1.50 – $15.00	1,777,153	3.69
2009	$2.81 – $8.50	659,881	3.60
2010	$1.91 – $5.10	2,769,223	3.81
2011	$0.77 – $2.74	22,303,557	4.73

		27,509,814